REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of YieldMax ETFs and
Board of Trustees of Tidal Trust II

In planning and performing our audit of the financial statements of YieldMax AAPL Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BABA Option Income Strategy ETF, YieldMax Bitcoin Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax CVNA Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax DKNG Option Income Strategy ETF, YieldMax Gold Miners Option Income Strategy ETF, YieldMax GOOGL Option Income Strategy ETF, YieldMax HOOD Option Income Strategy ETF, YieldMax Innovation Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax Magnificent 7 Fund of Option Income ETFs, YieldMax MARA Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax PLTR Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax RBLX Option Income Strategy ETF, YieldMax Short COIN Option Income Strategy ETF, YieldMax Short N100 Option Income Strategy ETF, YieldMax Short NVDA Option Income Strategy ETF, YieldMax Short TSLA Option Income Strategy ETF, YieldMax SMCI Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax TSM Option Income Strategy ETF, YieldMax Ultra Option Income Strategy ETF, YieldMax Ultra Short Option Income Strategy ETF, YieldMax Universe Fund of Option Income ETFs, YieldMax XOM Option Income Strategy ETF, and YieldMax XYZ Option Income Strategy ETF (formerly YieldMax SQ Option Income Strategy ETF) (the “Funds”), each a series of Tidal Trust II, as of and for the year or periods ended October 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ COHEN & COMPANY, LTD.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 30, 2025